As filed with the Securities and Exchange Commission on April 21, 1998

                                                    Registration No. 33-44964
                                      Investment Company Act File No. 811-6526

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                    -------------------------------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                         Pre-Effective Amendment No. ___                   / /

                        Post-Effective Amendment No. 35                    /X/

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                               AMENDMENT NO. 37                            /X/

                        (Check appropriate box or boxes)

                               THE COVENTRY GROUP
               (Exact Name of Registrant as Specified in Charter)

                   3435 Steelier Road, Columbus, Ohio 43219
                   (Address of Principal Executive Office)

                Registrant's Telephone Number: (614) 470-8000

                    -------------------------------------

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                                1500 K Street, NW
                              Washington, DC 20005

                    -------------------------------------
                   (Name and Address of Agent for Services)

                                   Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

            It is proposed that this filing will become effective (check appropriate box)

             [  ] Immediately upon filing     [x]   on May 6,1998
                  pursuant to paragraph             pursuant to paragraph
                  (b), or                           (b), or
             [  ] 60 days after filing        [  ]  on the 75th day after
                  pursuant to paragraph             filing pursuant to
                  (a), or                           paragraph (a) of Rule 485

[X} This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing pursuant to Rule 485(b)(1)(iii), which is solely for the purpose of extending the effective date for Registrant's Post-Effective Amendment No. 32, filed January 21, 1998 pursuant to Rule 485(a) under the Securities Act of 1933, to May 6, 1998, incorporates by reference into this filing Post-Effective Amendment Nos. 32 and 34 in their entirety, including the cross-reference sheets, prospectus, Statement of Additional Information, Part C and exhibits.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 21st day of April 1998.

      Registrant certifies that this Post-Effective Amendment is filed pursuant to Rule 485 solely for one of the purposes specified in paragraph (b) of that Rule and no material event requiring disclosure in the prospectus, other than those permitted by paragraph (b) of Rule 485, or that was previously discussed with the Staff of the Commission, has occurred since the latest of the dates specified in Rule 485(b)(2).

                                          THE COVENTRY GROUP

                                          By:  /s/ Walter B. Grimm
                                               Walter B. Grimm, President*


      By:  /s/ Jeffrey L. Steele
           Jeffrey L. Steele, As Attorney-in-Fact



        Signature                     Title                      Date
       -----------                    ------                    ------

Walter B. Grimm            Chairman, President and           April 21, 1998
---------------            Trustee
Walter B. Grimm*           (Principal Executive Officer)

Chalmers P. Wylie          Trustee                           April 21, 1998
-----------------
Chalmers P. Wylie*

Maurice G. Stark           Trustee                           April 21, 1998
----------------
Maurice G. Stark**

Michael M. Van Buskirk     Trustee                           April 21, 1998
----------------------
Michael M. Van Buskirk*

Paul Kane                  Treasurer (Principal              April 21, 1998
-------------              Financial and Accounting
Paul Kane*                 Officer

      By:  Jeffrey L. Steele
           Jeffrey L. Steele
           as attorney-in-fact

 * Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 34 on April 6, 1998.
** Pursuant to Power of Attorney filed with Post-Effective Amendment No. 3 on April 6, 1992.